DESCRIPTION OF BUSINESS (Assets acquired and liabilities assumed and resulting gain on bargain purchase (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Description Of Business [Line Items]
Current assets	$ 19,492
Derivative asset- call options	404
Property, plant and equipment, net	1,400
Other non- current assets	267
Identifiable intangible assets:
Customer relations	918
Backlog	712
Technology	330
Total assets acquired	23,523
Current liabilities	4,689
Derivative liability- put option	163
Convertible notes	1,265
Long-term liabilities, including deferred taxes liability	1,383
Total liabilities assumed	7,500
Non-controlling interest	6,461
Employees stock options (non-controlling interest)	635
Gain on bargain purchase	4,623
Net assets acquired	$ 4,304